INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Cost method and equity method investments
Impairment loss on equity investment	¥ (149,896)	$ (21,801)	¥ (28,781)	¥ 0
Loss from equity method investment	(15,025)	(2,185)	(2,128)	¥ (406)
Carrying amount of equity method investments	125,018		280,836		$ 18,183
Equity investments at fair value without readily determinable fair value Aggregated Cost	49,990		47,214		7,271
Impairment loss on Equity investments at fair value without readily determinable fair value	(3,267)	(475)	(3,267)
Carrying amount of Equity investments at fair value without readily determinable fair value	69,357		66,237		10,088
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	327,319		310,986		47,606
Impairment loss on equity investment	(184,377)	(26,816)	(27,893)
Loss from equity method investment	(17,924)	(2,607)	(2,257)
Carrying amount of equity method investments	125,018		280,836		18,183
Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	72,624		69,504		10,563
Impairment loss on Equity investments at fair value without readily determinable fair value	(3,267)	$ (475)	(3,267)
Carrying amount of Equity investments at fair value without readily determinable fair value	69,357		66,237		10,088
Private company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	9,000		0		1,309
Private company [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	49,990		47,214		7,271
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	20,381		27,331		2,964
Limited partnership [Member] | Equity Method Investments Fair Value [Member]
Cost method and equity method investments
Equity investments at fair value without readily determinable fair value Aggregated Cost	22,634		22,290		3,292
Listed Company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	¥ 297,938		¥ 283,655		$ 43,333